UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 1999
                                                 --------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Weston Capital Management Inc.
                  ------------------------------
Address:          12424 Wilshire Blvd., Suite 1115
                  --------------------------------
                  Los Angeles, CA  90025
                  ----------------------



Form 13F File Number:    28-_____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alan E. Weston
         --------------------------
Title:   Chief Executive Officer
         --------------------------
Phone:   310-826-0811
         --------------------------

Signature, Place, and Date of Signing:

     /s/ Alan E. Weston             Los Angeles, CA                 May 10, 1999
    ----------------------------    ----------------------------   -------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0
                                                 -------------------
Form 13F Information Table Entry Total:               90
                                                 -------------------
Form 13F Information Table Value Total:          $99,091
                                                 -------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock CA Insured 2008      CU               09247g108      983    62400 SH       SOLE                    62400
Blackrock 2000 Target Term Tru CI               092476100     3846   397050 SH       SOLE                   397050
Blackrock 2001 Term Trust      CI               092477108     3608   400900 SH       SOLE                   400900
Blackrock 2002 Strategic Term  CI               09247p108     4062   442100 SH       SOLE                   442100
Blackrock 2004 Invest Qual Ter CI               09247j102      132    15200 SH       SOLE                    15200
Income Opportunities Fund 2000 CI               45333q105      451    46300 SH       SOLE                    46300
TCW/DW Term Tr 2002            CI               87234t101      354    36800 SH       SOLE                    36800
'S&P 500' Depository Receipts  COM              78462F103     2670 20795.00 SH       SOLE                 20795.00
AT&T Liberty Media Group Cl A  COM              001957208      809 15387.00 SH       SOLE                 15387.00
Abbott Labs                    COM              002824100     2219 47400.00 SH       SOLE                 47400.00
Abiomed Inc                    COM              003654100      228 18250.00 SH       SOLE                 18250.00
Allied Signal Inc.             COM              019512102     1918 39000.00 SH       SOLE                 39000.00
American Express               COM              025816109      412  3500.00 SH       SOLE                  3500.00
American Home Products         COM              026609107     1944 29800.00 SH       SOLE                 29800.00
American Tel & Tel             COM              001957109      351  4404.00 SH       SOLE                  4404.00
Amgen, Inc                     COM              031162100     2272 30350.00 SH       SOLE                 30350.00
Ascend Communications          COM              043491109      791  9450.00 SH       SOLE                  9450.00
Bankamerica Corp               COM              06605f102      657  9306.00 SH       SOLE                  9306.00
Bestfoods                      COM              08658u101      227  4840.00 SH       SOLE                  4840.00
Birmingham Steel Corp          COM              091250100       45 11400.00 SH       SOLE                 11400.00
Bristol Myers Squibb           COM              110122108     2730 42570.00 SH       SOLE                 42570.00
CBS Corp.                      COM              12490k107     1306 31989.00 SH       SOLE                 31989.00
Cadiz Inc.                     COM              127537108      336 42000.00 SH       SOLE                 42000.00
Chevron Corp                   COM              166751107      415  4680.00 SH       SOLE                  4680.00
Cisco Systems                  COM              17275r102     1637 14945.00 SH       SOLE                 14945.00
Citigroup Inc.                 COM              172967101      466  7300.00 SH       SOLE                  7300.00
Coca Cola                      COM              191216100      750 12212.00 SH       SOLE                 12212.00
Colgate Palmolive Co.          COM              194162103      561  6100.00 SH       SOLE                  6100.00
Comcast Corp Class A Special   COM              200300200      881 14000.00 SH       SOLE                 14000.00
Compaq Computer Corp.          COM              204493100      869 27424.00 SH       SOLE                 27424.00
Dell Computer                  COM              247025109      323  7900.00 SH       SOLE                  7900.00
Exxon Corp                     COM              302290101     1780 25232.00 SH       SOLE                 25232.00
Firstar Corp. New              COM              33763v109     1504 16800.00 SH       SOLE                 16800.00
GTE Corp                       COM              362320103      790 13050.00 SH       SOLE                 13050.00
General Electric Co            COM              369604103     4525 40900.00 SH       SOLE                 40900.00
Home Depot                     COM              437076102     1478 23750.00 SH       SOLE                 23750.00
Int'l Business Machines        COM              459200101      230  1300.00 SH       SOLE                  1300.00
Intel Corp                     COM              458140100     2101 17675.00 SH       SOLE                 17675.00
Intelidata Technologies Corp.  COM              45814t107       18 14500.00 SH       SOLE                 14500.00
Johnson & Johnson Inc          COM              478160104     2066 22100.00 SH       SOLE                 22100.00
Keystone Automotive            COM              49338n109      424 26100.00 SH       SOLE                 26100.00
Lucent Technologies            COM              549463107     3665 33932.00 SH       SOLE                 33932.00
MCI Worldcom Inc.              COM              55268B106     4699 53059.00 SH       SOLE                 53059.00
McDonalds Corp.                COM              580135101      308  6800.00 SH       SOLE                  6800.00
Medtronic Inc                  COM              585055106      615  8550.00 SH       SOLE                  8550.00
Merck & Co Inc                 COM              589331107     8682 108350.00SH       SOLE                108350.00
Merrill Lynch & Co., Inc.      COM              590188108      416  4700.00 SH       SOLE                  4700.00
Microsoft                      COM              594918104     1918 21400.00 SH       SOLE                 21400.00
Mobil Oil Corp                 COM              607059102      677  7692.00 SH       SOLE                  7692.00
Monsanto Co.                   COM              611662107      248  5400.00 SH       SOLE                  5400.00
Motorola Inc                   COM              620076109      579  7903.00 SH       SOLE                  7903.00
Office Depot                   COM              676220106      468 12500.00 SH       SOLE                 12500.00
Oracle Corporation             COM              68389x105     1049 39773.00 SH       SOLE                 39773.00
Peoplesoft, Inc.               COM              712713106      203 13900.00 SH       SOLE                 13900.00
Pfizer Inc.                    COM              717081103      881  6350.00 SH       SOLE                  6350.00
Proctor & Gamble               COM              742718109     2460 25123.00 SH       SOLE                 25123.00
Qwest Communications Intl. Inc COM              749121109     1129 15664.00 SH       SOLE                 15664.00
Royal Dutch Petroleum          COM              780257804      747 14370.00 SH       SOLE                 14370.00
Schering-Plough Corp           COM              806605101     3981 72056.00 SH       SOLE                 72056.00
Seagate Technology             COM              811804103      239  8100.00 SH       SOLE                  8100.00
Staples Inc.                   COM              855030102      481 14625.00 SH       SOLE                 14625.00
Star Telecommunication         COM              854923109      172 17900.00 SH       SOLE                 17900.00
Starbucks Corp.                COM              855244109      530 18890.00 SH       SOLE                 18890.00
Starwood Hotels & Resorts Worl COM              85590a203      427 14963.00 SH       SOLE                 14963.00
Texaco Inc                     COM              881694103      817 14400.00 SH       SOLE                 14400.00
Thermatrix Inc.                COM              883550105       42 14300.00 SH       SOLE                 14300.00
Thermo Electron Corp.          COM              883556102      204 15050.00 SH       SOLE                 15050.00
Time Warner Inc.               COM              887315109      549  7750.00 SH       SOLE                  7750.00
Trinity Biotech                COM              896438108       16 10000.00 SH       SOLE                 10000.00
UIT Diamonds TR Ser 1 (DJIA)   COM              252787106     1608 16450.00 SH       SOLE                 16450.00
US West, Inc.                  COM              91273h101      332  6038.00 SH       SOLE                  6038.00
Union Pacific Corp.            COM              907818108      556 10400.00 SH       SOLE                 10400.00
Wal-Mart Stores Inc            COM              931142103      576  6250.00 SH       SOLE                  6250.00
Walt Disney Company            COM              254687106      393 12632.00 SH       SOLE                 12632.00
Warner Lambert Co              COM              934488107      458  6916.00 SH       SOLE                  6916.00
Weirton Steel Corp.            COM              948774104       23 16000.00 SH       SOLE                 16000.00
Western Resources Inc.         COM              959425109      310 11600.00 SH       SOLE                 11600.00
Williams Cos. Inc.             COM              969457100      402 10182.00 SH       SOLE                 10182.00
Buckeye Partners LP            LTD              118230101     1078 39568.00 SH       SOLE                 39568.00
Leviathan Gas Pipeline Partner LTD              527367205      209  9200.00 SH       SOLE                  9200.00
Nvest LP                       LTD              67065f107      651 26850.00 SH       SOLE                 26850.00
Pimco Advisors Hldgs LP (new)  LTD              69338p102      405 12885.00 SH       SOLE                 12885.00
Gabelli Equity Trust           CE               362397101      131    11000 SH       SOLE                    11000
Berkshire Realty Company       REIT             084710102      479 42800.000SH       SOLE                42800.000
Equity Office PPty TR          REIT             294741103      439 17300.000SH       SOLE                17300.000
Equity Residential Properties  REIT             29476l107      366 8873.000 SH       SOLE                 8873.000
Meditrust Corp (Pair Certifica REIT             58501t306      255 20482.000SH       SOLE                20482.000
Nationwide Health Properties I REIT             638620104      307 16150.000SH       SOLE                16150.000
Patriot American Hospitality I REIT             703352203      170 33138.336SH       SOLE                33138.336
Spieker Properties, Inc.       REIT             848497103      568 16100.000SH       SOLE                16100.000
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